ORGANIZATION	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION	ORGANIZATION
Company overview
IAC today is comprised of category leading businesses, including Dotdash Meredith and Care.com among others and holds strategic equity positions in MGM Resorts International (“MGM”) and Turo, Inc (“Turo”).
As used herein, “IAC,” the “Company,” “we,” “our,” “us” and other similar terms refer to IAC Inc. and its subsidiaries (unless the context requires otherwise).
Angi Inc. Spin-Off
On March 31, 2025, IAC completed the spin-off of Angi Inc. (“Angi”) by means of a special dividend (the “Distribution”) of all shares of Angi capital stock held by IAC to holders of its common stock and Class B common stock. As a result of the Distribution, IAC no longer owns any shares of Angi’s capital stock and Angi became an independent public company. On November 1, 2023, Angi completed the sale of Total Home Roofing, LLC (“Roofing”) and reflected it as a discontinued operation in its standalone financial statements. At the time of its sale, Roofing did not meet the threshold to be reflected as a discontinued operation at the IAC level, therefore, IAC moved Roofing to Emerging & Other. As a result of the Distribution, the operations of Angi, which include Roofing, are presented as discontinued operations within IAC’s consolidated financial statements for all periods prior to March 31, 2025. See “Note 18—Discontinued Operations” for additional information.
Dotdash Meredith
Dotdash Meredith is one of the largest digital and print publishers in America. Nearly 200 million people trust Dotdash Meredith each month to help them make decisions, take action, and find inspiration. Dotdash Meredith’s over 40 iconic brands include People, Better Homes & Gardens, Verywell, FOOD & WINE, The Spruce, allrecipes, BYRDIE, REAL SIMPLE, Investopedia, and Southern Living.
Dotdash Meredith has two operating segments: (i) Digital, which includes its digital, mobile and licensing operations; and (ii) Print, which includes its magazine subscription and newsstand operations.
Care.com
Care.com, a leading online destination for families to connect with caregivers for their children, aging parents, pets and homes and for caregivers to connect with families seeking care services. Care.com’s brands include Care For Business, Care.com offerings to enterprises and HomePay.
Search
The Search segment consists of Ask Media Group and the Desktop business. Ask Media Group is a collection of websites providing general search services and information. The Desktop business includes our business-to-business partnership operations and the remaining installed base of our legacy direct-to-consumer downloadable desktop applications. Ask Media Group’s websites include, among others: Ask.com, a search site with a variety of fresh and contemporary content (celebrities, culture, entertainment, travel and general knowledge); Reference.com, a search and general knowledge content site that provides content across select vertical categories (history, business and finance and geography, among other verticals); Consumersearch.com, a search and content website that provides content designed to simplify the product research process; and Shopping.net, a vertical shopping search site, each of which contains a mix of search services and/or content targeted to various user or segment demographics.
Emerging & Other
Emerging & Other primarily includes:
•Vivian Health, a platform to efficiently connect healthcare professionals with job opportunities;
•The Daily Beast, a website dedicated to news, commentary, culture and entertainment that publishes original reporting and opinion from its roster of full-time journalists and contributors;
•IAC Films, a provider of producer services for feature films, primarily for initial sale and distribution through theatrical releases and video-on-demand services in the United States (“U.S.”) and internationally;
•Mosaic Group, a former developer and provider of global subscription mobile applications, for periods prior to the sale of its assets on February 15, 2024, which was accounted for as a sale of a business, for approximately $160 million; and
•Bluecrew, a technology driven staffing platform, for periods prior to its sale on November 9, 2022.